INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 41,274,952	R$ 42,220,985		R$ 42,220,985
Additions		1,872,464	1,765,421
Write-offs, net		(32,963)	(8,373)
Net transfers		188,176	85,500
Transfers of goods destined for sale (2)			(1,537)
Business combination (Note 1.c.2)			596
Capital contribution to CyberCo Brasil (note 1.c)	R$ 32,743	(2,770)
Amortization (Note 25)		(2,717,742)	(2,787,640)
Balance at end of the period		40,582,117	41,274,952	R$ 42,220,985	40,582,117
Proceeds from sale of PP&E		959,345	698,643	9,053
Tambor and Curitiba (CIC) data centers
INTANGIBLE ASSETS
Write-offs, net	R$ 3,249
Proceeds from sale of PP&E		419,690
Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		68,606,815
Balance at end of the period		70,655,486	68,606,815		70,655,486
Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(27,331,863)
Balance at end of the period		(30,073,369)	(27,331,863)		(30,073,369)
Softwares
INTANGIBLE ASSETS
Balance at beginning of the period		3,693,754	3,245,042		3,245,042
Additions		526,112	374,690
Write-offs, net		(220)	(5,066)
Net transfers		1,211,314	1,314,978
Transfers of goods destined for sale (2)			(1,537)
Business combination (Note 1.c.2)			596
Capital contribution to CyberCo Brasil (note 1.c)		(2,770)
Amortization (Note 25)		(1,420,757)	(1,234,949)
Balance at end of the period		R$ 4,007,433	R$ 3,693,754	3,245,042	4,007,433
Softwares | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%	20.00%
Softwares | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		50.00%	50.00%
Softwares | Estimated losses for impairment or obsolescence
INTANGIBLE ASSETS
Balance at beginning of the period		R$ (499)	R$ (499)		(499)
Additions		(12,230)
Balance at end of the period		(12,729)	(499)	(499)	(12,729)
Softwares | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		18,310,812
Balance at end of the period		20,069,371	18,310,812		20,069,371
Softwares | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(14,617,058)
Balance at end of the period		(16,061,938)	(14,617,058)		R$ (16,061,938)
Customer portfolio
INTANGIBLE ASSETS
Annual amortization rate (%)					12.50%
Balance at beginning of the period		928,833	1,429,274		R$ 1,429,274
Amortization (Note 25)		(295,267)	(500,441)
Balance at end of the period		633,566	928,833	1,429,274	633,566
Customer portfolio | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		4,513,278
Balance at end of the period		4,513,278	4,513,278		4,513,278
Customer portfolio | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(3,584,445)
Balance at end of the period		(3,879,712)	(3,584,445)		R$ (3,879,712)
Trademarks
INTANGIBLE ASSETS
Annual amortization rate (%)					7.70%
Balance at beginning of the period		905,205	989,410		R$ 989,410
Amortization (Note 25)		(84,205)	(84,205)
Balance at end of the period		821,000	905,205	989,410	821,000
Trademarks | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		1,658,897
Balance at end of the period		1,658,897	1,658,897		1,658,897
Trademarks | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(753,692)
Balance at end of the period		(837,897)	(753,692)		(837,897)
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period		12,091,821	13,056,137		13,056,137
Additions		184,300
Amortization (Note 25)		(914,411)	(964,316)
Balance at end of the period		R$ 11,361,710	R$ 12,091,821	13,056,137	R$ 11,361,710
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		3.60%	3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)					6.67%
Licenses | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 20,244,219
Balance at end of the period		20,428,520	R$ 20,244,219		R$ 20,428,520
Licenses | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(8,152,398)
Balance at end of the period		(9,066,810)	(8,152,398)		R$ (9,066,810)
Other intangible assets
INTANGIBLE ASSETS
Annual amortization rate (%)					20.00%
Balance at beginning of the period		45,730	49,523		R$ 49,523
Write-offs, net			(58)
Net transfers			(6)
Amortization (Note 25)		(3,102)	(3,729)
Balance at end of the period		42,628	45,730	49,523	42,628
Other intangible assets | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		270,000
Balance at end of the period		269,640	270,000		269,640
Other intangible assets | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(224,270)
Balance at end of the period		(227,012)	(224,270)		(227,012)
Software under development
INTANGIBLE ASSETS
Balance at beginning of the period		550,936	389,677		389,677
Additions		1,174,282	1,390,731
Net transfers		(1,023,138)	(1,229,472)
Balance at end of the period		702,080	550,936	389,677	702,080
Software under development | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		550,936
Balance at end of the period		702,080	550,936		702,080
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period		23,059,172	23,062,421		23,062,421
Write-offs, net		(32,743)	(3,249)
Balance at end of the period		23,026,429	23,059,172	R$ 23,062,421	23,026,429
Goodwill | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		23,059,172
Balance at end of the period		R$ 23,026,429	R$ 23,059,172		R$ 23,026,429